INCOME TAX - Estimates to recover income tax assets and settle income tax liabilities - Deferred tax (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset	$ (4,592,028)	$ (3,988,263)	$ (4,265,728)	$ (3,211,452)
Deferred tax assets [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset	7,566,046	7,527,728	6,642,821	7,669,219
Deferred tax assets [member] | Later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset	1,884,045	1,238,172
Deferred tax assets [member] | Not later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset	5,682,001	6,289,556
Deferred tax liabilities [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset	(12,158,074)	(11,515,991)	$ (10,908,549)	$ (10,880,671)
Deferred tax liabilities [member] | Later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset	(1,366,046)	(1,082,965)
Deferred tax liabilities [member] | Not later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset	$ (10,792,028)	$ (10,433,026)